Schedule of Cash and Non-cash Activity Related to the lease Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash flows from operating leases	$ 2,534	$ 2,168	$ 2,995	$ 2,834